Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Assets
Cash and cash equivalents	$ 1,402,918	$ 1,248,772
Restricted cash	190,447	246,518
Trade receivables	150,431	170,675
Flight equipment held for operating leases, net	34,740,867	35,156,450
Investment in finance and sales-type leases, net	859,153	878,451
Flight equipment held for sale	51,441	0
Prepayments on flight equipment	1,871,816	2,111,659
Maintenance rights and lease premium, net	614,171	649,914
Other intangibles, net	214,046	224,634
Deferred income tax assets	126,138	131,532
Other assets	1,602,665	1,229,434
Total Assets	41,824,093	42,048,039
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	1,042,419	1,109,325
Accrued maintenance liability	1,648,197	1,750,395
Lessee deposit liability	587,335	600,321
Debt	28,098,620	28,742,081
Deferred income tax liabilities	996,023	913,431
Commitments and contingencies
Total Liabilities	32,372,594	33,115,553
Ordinary share capital, €0.01 par value, 450,000,000 and 350,000,000 ordinary shares authorized as of June 30, 2021 and December 31, 2020, respectively; 138,847,345 and 138,847,345 ordinary shares issued and 133,378,888 and 130,398,538 ordinary shares outstanding (including 5,254,512 and 2,552,346 shares of unvested restricted stock) as of June 30, 2021 and December 31, 2020, respectively	1,721	1,721
Additional paid-in capital	1,924,771	2,078,125
Treasury shares, at cost (5,468,457 and 8,448,807 ordinary shares as of June 30, 2021 and December 31, 2020, respectively)	(313,952)	(459,994)
Accumulated other comprehensive loss	(117,713)	(155,085)
Accumulated retained earnings	7,888,710	7,399,703
Total AerCap Holdings N.V. shareholders’ equity	9,383,537	8,864,470
Non-controlling interest	67,962	68,016
Total Equity	9,451,499	8,932,486
Total Liabilities and Equity	41,824,093	42,048,039
Variable Interest Entity, Primary Beneficiary
Assets
Restricted cash	112,709	163,596
Flight equipment held for operating leases, net	4,067,704	4,339,176
Other assets	123,971	97,417
Liabilities and Equity
Accounts payable, accrued expenses and other liabilities	99,023	109,606
Accrued maintenance liability	129,582	115,079
Debt	$ 1,622,837	$ 2,454,187